INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
INVENTORIES
Schedule of inventory and spare parts

	December 31, 2017	December 31, 2016
Handsets and accessories	7,836	11,597
SIM cards and prepaid phone cards	784	1,165
Advertising and other materials	561	280
TV equipment for resale	350	320
Software and equipment for installation and resale	309	703
Spare parts for telecommunication equipment	155	265

Total inventory and spare parts	9,995	14,330

Summary of cost of goods

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Amount of inventories recognized as an expense	43,440	44,026	36,568
Inventory obsolescence provision	2,692	2,159	865
Reversal of obsolescence provision	(509)	(611)	(878)

Total cost of goods	45,623	45,574	36,555